Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization expense		$ 14,000,000	$ 13,900,000	$ 18,500,000	$ 18,400,000	$ 18,700,000
Trade Names [Member]
Impairment indicated					$ 10,200,000
LifeWorks [Member]
Impairment indicated	$ 0